Note 3 - Fair Value of Financial Instruments 1 (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Recurring [Member]
Financial Liabilities Fair Value Disclosure	$ 0	$ 0	$ 0